Summary of Significant Accounting Policies - Estimated useful life of assets (Details)	12 Months Ended	24 Months Ended
	Dec. 31, 2018	Dec. 31, 2018
Buildings
Property and Equipment
Estimated useful life		50 years
Installations (in general)
Property and Equipment
Estimated useful life		10 years
Equipment
Property and Equipment
Estimated useful life		5 years
Office furniture
Property and Equipment
Estimated useful life		5 years
Maximum | Software or computer programs
Property and Equipment
Estimated useful life	6 years